Earnings per share (Tables)	6 Months Ended
Sep. 30, 2016
Earnings per share
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2015	2016
Basic—
Net income attributable to NHI shareholders	¥115,301	¥108,005
Weighted average number of shares outstanding	3,596,599,957	3,588,288,755
Net income attributable to NHI shareholders per share	¥32.06	¥30.10

Diluted—
Net income attributable to NHI shareholders	¥115,259	¥107,955
Weighted average number of shares outstanding	3,687,614,198	3,673,595,813
Net income attributable to NHI shareholders per share	¥31.26	¥29.39

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2015	2016
Basic—
Net income attributable to NHI shareholders	¥46,559	¥61,180
Weighted average number of shares outstanding	3,595,833,271	3,577,779,123
Net income attributable to NHI shareholders per share	¥12.95	¥17.10

Diluted—
Net income attributable to NHI shareholders	¥46,538	¥61,130
Weighted average number of shares outstanding	3,685,748,891	3,664,869,847
Net income attributable to NHI shareholders per share	¥12.63	¥16.68